STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS (Details Narrative) - USD ($)						1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	May 01, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 17, 2020	May 31, 2021	Apr. 30, 2021	Aug. 17, 2020	Dec. 31, 2020	Dec. 31, 2021	May 02, 2021	Dec. 31, 2019	Dec. 30, 2019
Business Acquisition [Line Items]
Shares issued during acquisition, value									$ 1,000,000
Earn-out liability		$ 2,931,418							2,931,418	$ 3,813,878		$ 2,850,050
Goodwill		8,761,725							8,761,725	10,050,277		8,045,263	$ 8,548,608
Shares issued upon termination of employee									166,667
UIS Agency, LLC [Member]
Business Acquisition [Line Items]
Total purchase price					$ 883,334
Purchase price paid in cash					601,696
Shares issued during acquisition, value					200,000
Cash		500,000	$ 500,000	$ 500,000
Earn-out liability										0
Goodwill					716,462			$ 716,462
Acquisition costs					33,344
Revenue from acquired entity								337,000
UIS Agency, LLC [Member] | Minimum [Member]
Business Acquisition [Line Items]
Earn-out liability					$ 450,000			$ 450,000
JP Kush And Associates Inc [Member]
Business Acquisition [Line Items]
Total purchase price	$ 3,644,166
Purchase price paid in cash	1,900,000
Shares issued during acquisition, value	50,000					$ 50,000
Earn-out liability										$ 1,689,733
Goodwill	1,288,552										$ 1,288,552
Acquisition costs	$ 58,092
Revenue from acquired entity							$ 500,000		1,141,047
Shares issued upon termination of employee							$ 219,097		$ 500,000